UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 113.6%
Aerospace - 1.0%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		$1,405,000	$1,426,075
Bombardier, Inc., 6.125%, 1/15/23 (n)		885,000	606,225
Bombardier, Inc., 7.5%, 3/15/25 (n)		515,000	354,062
CPI International, Inc., 8.75%, 2/15/18		1,115,000	1,087,125
Lockheed Martin Corp., 3.55%, 1/15/26		406,000	416,528
TransDigm, Inc., 6%, 7/15/22		245,000	240,100
TransDigm, Inc., 6.5%, 7/15/24		700,000	684,250

			$4,814,365
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	325,000	$339,221

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20		$845,000	$876,789
PVH Corp., 4.5%, 12/15/22		720,000	698,400

			$1,575,189
Asset-Backed & Securitized - 4.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.932%, 2/10/51		$1,352,926	$1,409,770
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.832%, 12/28/40 (z)		2,072,123	1,499,460
Chesapeake Funding LLC, “A”, FRN, 0.872%, 5/07/24 (z)		890,046	889,720
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49		390,311	39,007
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,400,000	1,426,072
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.888%, 6/15/39		1,781,000	1,817,468
Crest Ltd., CDO, 7%, 1/28/40 (a)(d)(p)		2,980,723	256,700
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/25 (n)		1,500,000	1,465,680
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/26 (z)		1,750,000	1,638,438
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		1,222,262	1,218,711
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25 (i)(z)		118,708	28,685
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43 (i)(z)		273,691	792
First Union-Lehman Brothers Bank of America, FRN, 1.023%, 11/18/35 (i)		3,320,165	56,704
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,745,342	1,782,086
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45		1,147,782	1,159,379
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.959%, 6/15/49		2,000,000	2,041,692
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.105%, 4/15/45		976,089	978,343
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.959%, 6/15/49		2,243,253	2,286,574
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)		395,124	3,827
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49		1,674,000	1,699,863
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39 (i)(z)		2,854,458	13,815
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51		939,910	973,156

			$22,685,942
Automotive - 2.8%
Accuride Corp., 9.5%, 8/01/18		$1,365,000	$1,064,700
American Honda Finance Corp., 1.375%, 11/10/22	EUR	525,000	583,975
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	250,000	250,179
Delphi Automotive PLC, 4.25%, 1/15/26		$480,000	480,355
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		1,000,000	1,001,486
General Motors Financial Co., Inc., 3.45%, 4/10/22		486,000	466,759
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,070,000	1,123,500
Goodyear Tire & Rubber Co., 7%, 5/15/22		420,000	449,190
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	120,000	133,246

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		$600,000	$608,752
Hyundai Capital America, 4%, 6/08/17 (n)		256,000	263,074
Lear Corp., 4.75%, 1/15/23		730,000	737,300
Lear Corp., 5.25%, 1/15/25		990,000	1,028,362
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		655,000	673,012
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	470,000	506,605
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$565,000	565,000
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		305,000	317,962
Toyota Motor Credit Corp., 1%, 3/09/21	EUR	320,000	353,381
Volkswagen Group of America Finance LLC, 2.4%, 5/22/20		$530,000	504,734
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	416,984
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/49	EUR	230,000	206,802
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$1,335,000	1,286,606
ZF North America Capital, Inc., 4.75%, 4/29/25 (n)		310,000	290,625

			$13,312,589
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$363,000	$407,249

Broadcasting - 2.2%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,485,000	$1,588,950
AMC Networks, Inc., 7.75%, 7/15/21		884,000	937,040
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		245,000	218,050
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		945,000	875,306
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	700,000	645,562
Grupo Televisa S.A.B., 6.125%, 1/31/46		$284,000	280,774
iHeartMedia, Inc., 9%, 3/01/21		1,301,000	845,650
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,276,800
Liberty Media Corp., 8.25%, 2/01/30		50,000	49,500
Netflix, Inc., 5.375%, 2/01/21		945,000	1,015,875
Netflix, Inc., 5.875%, 2/15/25 (n)		370,000	381,562
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		900,000	902,250
Omnicom Group, Inc., 3.65%, 11/01/24		154,000	153,749
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	485,000	546,129
Tribune Media Co., 5.875%, 7/15/22 (n)		$770,000	768,075

			$10,485,272
Brokerage & Asset Managers - 0.2%
Intercontinental Exchange, Inc., 2.75%, 12/01/20		$274,000	$278,362
Intercontinental Exchange, Inc., 3.75%, 12/01/25		450,000	461,279

			$739,641
Building - 2.4%
Allegion PLC, 5.875%, 9/15/23		$255,000	$263,287
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		1,535,000	1,596,400
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)		780,000	804,375
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		890,000	876,650
Building Materials Corp. of America, 6%, 10/15/25 (n)		495,000	504,900
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	382,219
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		306,000	291,006
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		284,000	174,660
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	362,435
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	194,271
Gibraltar Industries, Inc., 6.25%, 2/01/21		1,150,000	1,152,875
HD Supply, Inc., 7.5%, 7/15/20		990,000	1,029,600
Headwaters, Inc., 7.25%, 1/15/19		670,000	683,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Masco Corp., 4.45%, 4/01/25		$170,000	$170,000
Mohawk Industries, Inc., 2%, 1/14/22	EUR	525,000	573,303
Mohawk Industries, Inc., 3.85%, 2/01/23		$653,000	671,449
Owens Corning, Inc., 4.2%, 12/15/22		184,000	186,513
PriSo Acquisition Corp., 9%, 5/15/23 (n)		765,000	711,450
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/23		865,000	834,725
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		270,000	259,740

			$11,723,258
Business Services - 1.8%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$887,062
Equinix, Inc., 5.375%, 1/01/22		290,000	301,600
Equinix, Inc., 5.375%, 4/01/23		1,065,000	1,102,275
Fidelity National Information Services, Inc., 3.875%, 6/05/24		664,000	648,001
Fidelity National Information Services, Inc., 5%, 10/15/25		208,000	217,074
Iron Mountain, Inc., REIT, 6%, 10/01/20 (n)		465,000	495,225
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,330,000	1,383,200
MSCI, Inc., 5.75%, 8/15/25 (n)		280,000	296,100
NeuStar, Inc., 4.5%, 1/15/23		1,050,000	861,000
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	679,577
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		965,000	986,940
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		734,000	731,409

			$8,589,463
Cable TV - 5.0%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$1,477,000	$1,469,615
Altice Financing S.A., 6.625%, 2/15/23 (n)		1,525,000	1,498,312
Altice Finco S.A., 8.125%, 1/15/24 (n)		719,000	690,240
CCO Holdings LLC, 5.25%, 9/30/22		500,000	506,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		390,000	405,600
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,015,000	1,058,767
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		730,000	730,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,060,000	1,090,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		305,000	301,950
CCO Safari II LLC, 6.384%, 10/23/35 (n)		371,000	372,760
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	937,262
Comcast Corp., 4.65%, 7/15/42		700,000	714,238
DISH DBS Corp., 6.75%, 6/01/21		890,000	907,800
DISH DBS Corp., 5%, 3/15/23		1,010,000	878,700
DISH DBS Corp., 5.875%, 11/15/24		360,000	320,850
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		510,000	462,825
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,710,000	1,107,225
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,225,000	976,937
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,020,000	420,750
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	680,000	791,966
Lynx I Corp., 5.375%, 4/15/21 (n)		$468,000	478,530
Lynx II Corp., 6.375%, 4/15/23 (n)		675,000	691,875
Neptune Finco Corp., 10.875%, 10/15/25 (n)		605,000	639,787
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	417,000	330,903
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$290,000	294,350
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		125,000	130,312
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	202,351
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		540,000	529,200
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		560,000	586,600
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		730,000	733,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Sky PLC, 2.5%, 9/15/26	EUR	400,000	$447,013
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	353,827
Time Warner Cable, Inc., 4.5%, 9/15/42		$210,000	167,114
Unitymedia Hessen, 5.5%, 1/15/23 (n)		950,000	993,301
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		700,000	710,640
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		710,000	702,900
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	193,027
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		450,000	412,875

			$24,240,777
Chemicals - 2.3%
CF Industries, Inc., 3.45%, 6/01/23		$577,000	$526,053
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		384,000	337,920
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	849,990
GCP Applied Technologies Co., 9.5%, 2/01/23 (n)		440,000	465,300
Hexion U.S. Finance Corp., 6.625%, 4/15/20		395,000	306,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		565,000	384,200
Huntsman International LLC, 5.125%, 4/15/21	EUR	335,000	330,244
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$920,000	918,850
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,540,000	2,485,893
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	528,059
LyondellBasell Industries N.V., 4.625%, 2/26/55		386,000	302,876
Momentive Performance Materials, Inc., 3.88%, 10/24/21		380,000	255,550
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	450,000	461,576
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	102,000	103,785
The Chemours Co., 6.625%, 5/15/23 (n)		$775,000	474,687
Tronox Finance LLC, 6.375%, 8/15/20		1,500,000	926,250
Tronox Finance LLC, 7.5%, 3/15/22 (n)		805,000	485,012
W.R. Grace & Co., 5.125%, 10/01/21 (n)		1,035,000	1,040,175

			$11,182,545
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/24		$483,000	$494,872
Syniverse Holdings, Inc., 9.125%, 1/15/19		436,000	165,680
VeriSign, Inc., 4.625%, 5/01/23		1,165,000	1,141,700

			$1,802,252
Computer Software - Systems - 0.6%
Apple, Inc., 3.05%, 7/31/29	GBP	450,000	$629,554
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$485,000	509,856
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		425,000	442,263
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		1,115,000	1,120,575

			$2,702,248
Conglomerates - 1.9%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/20 (n)		$690,000	$472,650
Amsted Industries Co., 5%, 3/15/22 (n)		1,510,000	1,494,900
BC Mountain LLC, 7%, 2/01/21 (n)		1,170,000	848,250
DH Europe Finance S.A., 1%, 7/08/19	EUR	420,000	463,151
EnerSys, 5%, 4/30/23 (n)		$1,295,000	1,275,575
Enpro Industries, Inc., 5.875%, 9/15/22		1,315,000	1,278,837
Entegris, Inc., 6%, 4/01/22 (n)		1,275,000	1,294,125
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		300,000	318,000
General Electric Co., 1.25%, 5/26/23	EUR	175,000	193,636
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,300,000	955,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - continued
Smiths Group PLC, 1.25%, 4/28/23	EUR	450,000	$467,738

			$9,062,362
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21 (d)		$590,000	$109,150
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (a)(d)(n)		914,000	169,090

			$278,240
Consumer Products - 0.9%
Alphabet Holding Co., Inc., 7.75%, 11/01/17		$105,000	$102,637
Elizabeth Arden, Inc., 7.375%, 3/15/21		380,000	252,700
Newell Rubbermaid, Inc., 4%, 12/01/24		450,000	425,089
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	386,987
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		845,000	823,875
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		500,000	517,449
Spectrum Brands, Inc., 6.375%, 11/15/20		965,000	1,018,075
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		165,000	171,600
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)		430,000	440,750

			$4,139,162
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/21		$1,525,000	$1,582,187
ADT Corp., 4.125%, 6/15/23		370,000	340,400
CEB, Inc., 5.625%, 6/15/23 (n)		840,000	840,000
Garda World Security Corp., 7.25%, 11/15/21 (n)		755,000	588,900
Garda World Security Corp., 7.25%, 11/15/21 (n)		365,000	284,700
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)		700,000	661,500
Interval Acquisition Corp., 5.625%, 4/15/23 (n)		1,635,000	1,626,825
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,199,737
Priceline Group, Inc., 2.15%, 11/25/22	EUR	170,000	183,949
Priceline Group, Inc., 3.65%, 3/15/25		$314,000	311,171
Priceline Group, Inc., 1.8%, 3/03/27	EUR	300,000	280,402
Service Corp. International, 5.375%, 5/15/24		$1,134,000	1,199,205
Visa, Inc., 4.15%, 12/14/35		599,000	619,005

			$9,717,981
Containers - 3.1%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,200,000	$2,213,750
Ball Corp., 5%, 3/15/22		1,303,000	1,348,605
Ball Corp., 5.25%, 7/01/25		330,000	339,075
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,155,000	1,152,112
Berry Plastics Group, Inc., 6%, 10/15/22 (n)		350,000	357,000
Crown American LLC, 4.5%, 1/15/23		1,322,000	1,308,780
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	650,000	650,454
Multi-Color Corp., 6.125%, 12/01/22 (n)		$1,240,000	1,230,700
Plastipak Holdings, Inc., 6.5%, 10/01/21 (n)		858,000	821,535
Reynolds Group, 9.875%, 8/15/19		151,000	147,602
Reynolds Group, 5.75%, 10/15/20		600,000	600,750
Reynolds Group, 8.25%, 2/15/21		1,560,000	1,454,700
Sealed Air Corp., 4.875%, 12/01/22 (n)		1,110,000	1,117,626
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	450,000	502,110
Sealed Air Corp., 5.125%, 12/01/24 (n)		$370,000	370,000
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,465,000	1,215,950

			$14,830,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/21 (n)		$405,000	$101,250

Electronics - 1.3%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$740,000	$505,050
Advanced Micro Devices, Inc., 7%, 7/01/24		460,000	285,200
Micron Technology, Inc., 5.875%, 2/15/22		980,000	872,200
Micron Technology, Inc., 5.5%, 2/01/25		615,000	485,850
NXP B.V., 5.75%, 2/15/21 (n)		480,000	496,800
NXP B.V., 5.75%, 3/15/23 (n)		1,070,000	1,092,063
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		645,000	657,900
Sensata Technologies B.V., 5%, 10/01/25 (n)		445,000	428,312
Tyco Electronics Group S.A., 6.55%, 10/01/17		700,000	754,583
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	550,000	588,403

			$6,166,361
Emerging Market Quasi-Sovereign - 4.9%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (n)		$201,000	$207,030
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		946,000	905,327
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		1,242,000	1,327,022
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		391,000	383,515
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)		517,000	514,415
Comision Federal de Electricidad, 4.875%, 1/15/24		465,000	462,675
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		915,000	837,225
Comision Federal de Electricidad, 6.125%, 6/16/45 (n)		900,000	848,250
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)		268,000	260,871
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		296,000	282,392
Gaz Capital S.A., 4.95%, 2/06/28 (n)		492,000	420,340
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		316,000	265,819
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		1,029,000	1,086,830
Majapahit Holding B.V., 8%, 8/07/19 (n)		1,197,000	1,341,837
Majapahit Holding B.V., 7.75%, 1/20/20 (n)		1,045,000	1,166,220
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		372,000	364,095
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)		371,000	333,944
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		373,000	349,688
Oleoducto Central S.A., 4%, 5/07/21 (n)		205,000	186,550
Pemex Project Funding Master Trust, 5.75%, 3/01/18		671,000	685,292
Pertamina PT, 5.25%, 5/23/21 (n)		511,000	503,001
Pertamina PT, 4.875%, 5/03/22 (n)		540,000	513,314
Pertamina PT, 4.3%, 5/20/23 (n)		323,000	291,986
Petroleos Mexicanos, 5.5%, 1/21/21		1,199,000	1,179,516
Petroleos Mexicanos, 6.375%, 2/04/21 (z)		10,000	10,135
Petroleos Mexicanos, 6.875%, 8/04/26 (z)		205,000	208,587
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		254,000	191,465
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		213,000	164,010
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)		476,000	480,760
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		353,708	312,590
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)		200,000	191,000
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		438,000	425,809
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)		752,000	764,220
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)		825,000	933,709
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		666,000	643,551
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		548,000	521,192
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		544,000	562,780
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,263,000	2,446,321
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (n)		204,000	212,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		$900,000	$865,179

			$23,651,206
Emerging Market Sovereign - 7.0%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$929,542
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	189,410
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	198,790
Dominican Republic, 5.5%, 1/27/25 (n)		211,000	198,340
Oriental Republic of Uruguay, 4.5%, 8/14/24		213,714	216,920
Oriental Republic of Uruguay, 4.375%, 10/27/27		377,731	369,232
Republic of Chile, 3.125%, 1/21/26		201,000	197,985
Republic of Colombia, 8.125%, 5/21/24		679,000	799,522
Republic of Colombia, 6.125%, 1/18/41		435,000	404,550
Republic of Croatia, 5.5%, 4/04/23 (n)		1,362,000	1,420,566
Republic of Hungary, 5.375%, 2/21/23		674,000	736,817
Republic of Indonesia, 6.875%, 1/17/18		838,000	911,753
Republic of Indonesia, 11.625%, 3/04/19		733,000	921,536
Republic of Indonesia, 4.875%, 5/05/21 (n)		336,000	352,690
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	375,000	402,890
Republic of Indonesia, 3.375%, 4/15/23 (n)		$517,000	489,207
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	246,544
Republic of Indonesia, 4.125%, 1/15/25 (n)		339,000	332,134
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		427,000	401,465
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		983,000	978,282
Republic of Kazakhstan, 4.875%, 10/14/44 (n)		207,000	170,558
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	578,216
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,720,323
Republic of Panama, 3.75%, 3/16/25		231,000	227,535
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,769,470
Republic of Panama, 9.375%, 4/01/29		873,000	1,259,303
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	207,230
Republic of Peru, 7.35%, 7/21/25		544,000	682,720
Republic of Peru, 8.75%, 11/21/33		629,000	874,310
Republic of Peru, 5.625%, 11/18/50		217,000	224,053
Republic of Philippines, 3.95%, 1/20/40		960,000	1,023,461
Republic of Poland, 5%, 3/23/22		609,000	672,957
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,268,985
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	510,985
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	355,552
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,047,000	1,171,227
Republic of Turkey, 7%, 3/11/19		790,000	865,532
Republic of Turkey, 5.625%, 3/30/21		670,000	712,813
Republic of Turkey, 6.25%, 9/26/22		646,000	709,493
Republic of Venezuela, 7.65%, 4/21/25		673,000	222,090
Russian Federation, 4.875%, 9/16/23 (n)		800,000	814,000
Russian Federation, 7.5%, 3/31/30		305,830	366,990
Russian Federation, 5.625%, 4/04/42 (n)		600,000	573,974
Socialist Republic of Vietnam, 6.75%, 1/29/20		273,000	297,345
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		300,000	286,461
United Mexican States, 3.625%, 3/15/22		1,710,000	1,718,550
United Mexican States, 4%, 10/02/23		1,364,000	1,381,050
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	1,905,914
United Mexican States, 5.75%, 10/12/10		$408,000	375,360

			$33,644,632

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 2.2%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		$335,000	$1,675
Afren PLC, 15%, 4/25/16 (d)(p)		388,334	116,500
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		219,000	1,095
Baytex Energy Corp., 5.625%, 6/01/24 (n)		540,000	313,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		795,000	312,038
Bonanza Creek Energy, Inc., 5.75%, 2/01/23		230,000	82,800
Chaparral Energy, Inc., 7.625%, 11/15/22		1,420,000	269,800
Chesapeake Energy Corp., 5.75%, 3/15/23		1,570,000	431,750
Concho Resources, Inc., 6.5%, 1/15/22		895,000	836,825
Concho Resources, Inc., 5.5%, 4/01/23		1,215,000	1,101,993
EP Energy LLC, 9.375%, 5/01/20		920,000	391,000
EP Energy LLC, 7.75%, 9/01/22		2,590,000	906,500
Halcon Resources Corp., 8.875%, 5/15/21		1,245,000	180,525
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		150,000	22,500
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,957,000	234,840
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		605,000	68,075
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		710,000	507,650
Oasis Petroleum, Inc., 6.875%, 3/15/22		1,115,000	646,700
Pioneer Natural Resources Co., 3.95%, 7/15/22		272,000	253,040
QEP Resources, Inc., 5.25%, 5/01/23		1,750,000	1,190,000
RSP Permian, Inc., 6.625%, 10/01/22		970,000	863,300
Sanchez Energy Corp., 6.125%, 1/15/23		1,290,000	516,000
SM Energy Co., 6.5%, 11/15/21		1,315,000	765,593
SM Energy Co., 6.125%, 11/15/22		585,000	336,375
WPX Energy, Inc., 6%, 1/15/22		475,000	275,500

			$10,625,274
Energy - Integrated - 0.3%
Chevron Corp., 3.326%, 11/17/25		$79,000	$78,282
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		239,000	242,585
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		698,000	632,563
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (d)(n)		1,145,000	143,125
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (d)(n)		419,000	52,166
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (d)(n)		272,000	34,680
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	300,000	282,984

			$1,466,385
Entertainment - 1.5%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)		$460,000	$476,675
Carnival Corp., 1.2%, 2/05/16		500,000	500,011
Carnival Corp., 1.875%, 11/07/22	EUR	550,000	599,934
Cedar Fair LP, 5.25%, 3/15/21		$1,130,000	1,158,250
Cedar Fair LP, 5.375%, 6/01/24		415,000	417,075
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,050,225
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	766,350
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		790,000	793,950
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,349,248

			$7,111,718
Financial Institutions - 3.6%
Aercap Ireland Capital Ltd., 4.625%, 10/30/20		$150,000	$147,750
Aircastle Ltd., 4.625%, 12/15/18		790,000	796,913
Aircastle Ltd., 5.125%, 3/15/21		550,000	543,125
Aircastle Ltd., 5.5%, 2/15/22		665,000	661,675
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,668,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 6.625%, 4/01/18 (n)		$1,447,000	$1,529,479
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,269,000	1,310,243
CIT Group, Inc., 5%, 8/15/22		365,000	369,115
Credit Acceptance Co., 7.375%, 3/15/23 (n)		955,000	923,963
Icahn Enterprises LP, 6%, 8/01/20		1,060,000	994,969
Icahn Enterprises LP, 5.875%, 2/01/22		1,405,000	1,255,719
International Lease Finance Corp., 7.125%, 9/01/18 (n)		337,000	364,803
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		785,000	757,525
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		1,560,000	1,485,900
Navient Corp., 8%, 3/25/20		1,815,000	1,787,775
Navient Corp., 5.875%, 3/25/21		395,000	341,675
Navient Corp., 7.25%, 1/25/22		1,225,000	1,090,250
Navient Corp., 6.125%, 3/25/24		455,000	373,669
PHH Corp., 6.375%, 8/15/21		955,000	828,463

			$17,231,500
Food & Beverages - 2.3%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23		$631,000	$640,438
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36		826,000	836,834
Coca-Cola Co., 0.75%, 3/09/23	EUR	325,000	348,660
Coca-Cola Co., 1.125%, 3/09/27	EUR	250,000	259,896
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	325,000	322,206
Darling Ingredients, Inc., 5.375%, 1/15/22		$1,035,000	1,014,300
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	209,323
J.M. Smucker Co., 2.5%, 3/15/20		121,000	121,627
J.M. Smucker Co., 4.375%, 3/15/45		130,000	126,510
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)		150,000	144,534
JBS Investments GmbH, 7.75%, 10/28/20 (n)		201,000	177,885
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	706,049
Kraft Heinz Co., 5%, 7/15/35 (n)		173,000	177,387
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		340,000	346,091
Mead Johnson Nutrition Co., 3%, 11/15/20		441,000	447,626
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	190,230
PepsiCo, Inc., 2.15%, 10/14/20		1,336,000	1,345,508
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24 (n)		270,000	279,450
SABMiller Holdings, Inc., 1.875%, 1/20/20	EUR	100,000	113,619
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		$221,000	229,071
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,590,000	1,613,850
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	827,572
Tyson Foods, Inc., 5.15%, 8/15/44		156,000	162,975
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	243,456
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		124,000	127,719

			$11,012,816
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/24		$354,000	$353,863
CVS Health Corp., 4.875%, 7/20/35		202,000	209,700
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		580,000	584,837
Walgreens Boots Alliance, Inc., 2.875%, 11/20/20	GBP	200,000	285,583

			$1,433,983
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$258,375
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	525,000	533,187
Tembec Industries, Inc., 9%, 12/15/19 (n)		$480,000	303,600

			$1,095,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 2.0%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$935,000	$963,050
Eldorado Resorts, Inc., 7%, 8/01/23 (n)		305,000	300,425
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23		745,000	713,338
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		950,000	935,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,125,000	1,158,750
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		280,000	295,400
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		960,000	981,600
MGM Resorts International, 6.625%, 12/15/21		1,105,000	1,135,388
MGM Resorts International, 6%, 3/15/23		1,000,000	996,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,030,000	1,042,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/23		325,000	323,781
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	645,720
Wyndham Worldwide Corp., 5.625%, 3/01/21		132,000	141,854

			$9,634,806
Industrial - 0.7%
Anixter, Inc., 5.125%, 10/01/21		$970,000	$945,750
Dematic S.A., 7.75%, 12/15/20 (n)		1,395,000	1,377,563
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,260,000	1,260,000

			$3,583,313
Insurance - 1.0%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$615,114
Allianz SE, 2.241%, 7/07/45	EUR	400,000	400,849
American International Group, Inc., 3.75%, 7/10/25		$642,000	615,792
Aviva PLC, 3.375%, 12/04/45	EUR	400,000	403,320
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	467,986
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	522,526
Old Mutual PLC, 7.875%, 11/03/25	GBP	350,000	468,616
Unum Group, 7.125%, 9/30/16		$829,000	859,027
Unum Group, 4%, 3/15/24		259,000	261,217

			$4,614,447
Insurance - Health - 0.4%
Centene Escrow Corp., 5.625%, 2/15/21 (n)		$460,000	$468,050
Centene Escrow Corp., 6.125%, 2/15/24 (n)		460,000	472,650
UnitedHealth Group, Inc., 2.7%, 7/15/20		834,000	853,444

			$1,794,144
Insurance - Property & Casualty - 0.6%
ACE INA Holdings, Inc., 2.3%, 11/03/20		$144,000	$144,446
ACE INA Holdings, Inc., 2.875%, 11/03/22		336,000	340,398
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	287,402
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	325,000	305,388
CNA Financial Corp., 5.875%, 8/15/20		$700,000	782,322
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		330,000	333,798
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		315,000	316,801
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	457,405

			$2,967,960
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/49	EUR	300,000	$306,378

International Market Sovereign - 0.3%
Government of Japan, 1.1%, 6/20/20	JPY	66,100,000	$573,675
Government of Japan, 2.1%, 9/20/24	JPY	35,850,000	348,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Iceland, 4.875%, 6/16/16 (n)		$553,000	$561,307

			$1,483,873
Internet - 0.4%
Baidu, Inc., 4.125%, 6/30/25		$240,000	$240,550
Baidu, Inc., 3.25%, 8/06/18		1,316,000	1,341,422
Baidu, Inc., 3.5%, 11/28/22		475,000	474,700

			$2,056,672
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	302,000	$214,815
Province of Manitoba, 4.15%, 6/03/20	CAD	266,000	212,418

			$427,233
Machinery & Tools - 0.8%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,125,000	$1,082,813
CNH Industrial Capital LLC, 4.375%, 11/06/20		1,115,000	1,059,250
H&E Equipment Services Co., 7%, 9/01/22		1,065,000	974,475
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,000,000	600,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		745,000	329,663

			$4,046,201
Major Banks - 3.7%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$339,320
Bank of America Corp., 3.95%, 4/21/25		$582,000	567,439
Bank of America Corp., FRN, 6.1%, 12/29/49		3,147,000	3,199,555
Bank of America Corp., FRN, 5.2%, 12/31/49		549,000	513,315
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	387,694
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	304,255
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	349,750
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	440,768
Goldman Sachs Group, Inc., 7.5%, 2/15/19		$1,200,000	1,367,216
Huntington National Bank, 2.4%, 4/01/20		320,000	316,522
JPMorgan Chase & Co., 3.25%, 9/23/22		765,000	770,349
JPMorgan Chase & Co., 3.125%, 1/23/25		581,000	563,407
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49		486,000	526,095
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49		1,515,000	1,512,159
Morgan Stanley, 3.875%, 4/29/24		500,000	507,545
Morgan Stanley, 6.625%, 4/01/18		1,000,000	1,092,277
Morgan Stanley, 3.95%, 4/23/27		423,000	408,300
Nationwide Building Society, 1.25%, 3/03/25	EUR	380,000	404,506
PNC Bank N.A., 2.6%, 7/21/20		$467,000	473,578
Regions Financial Corp., 2%, 5/15/18		421,000	418,581
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	390,812
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 12/29/49		$288,000	295,560
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/29/65		1,190,000	1,210,825
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	500,000	551,683
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$509,000	513,454
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		291,000	306,743

			$17,731,708
Medical & Health Technology & Services - 3.7%
Becton, Dickinson and Co., 3.734%, 12/15/24		$142,000	$145,271
Becton, Dickinson and Co., 4.685%, 12/15/44		270,000	273,585
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,855,000	1,678,775
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,175,000	1,155,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 5.125%, 7/15/24		$780,000	$784,388
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		84,000	84,840
HCA, Inc., 4.25%, 10/15/19		785,000	804,625
HCA, Inc., 7.5%, 2/15/22		980,000	1,087,800
HCA, Inc., 5.875%, 3/15/22		890,000	954,525
HCA, Inc., 5%, 3/15/24		690,000	698,625
HCA, Inc., 5.375%, 2/01/25		1,525,000	1,542,156
HCA, Inc., 5.875%, 2/15/26		505,000	515,100
HealthSouth Corp., 5.125%, 3/15/23		1,020,000	989,400
HealthSouth Corp., 5.75%, 11/01/24 (n)		860,000	848,897
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		364,000	340,586
LifePoint Hospitals, Inc., 5.5%, 12/01/21		705,000	715,575
TeamHealth, Inc., 7.25%, 12/15/23 (n)		200,000	209,000
Tenet Healthcare Corp., 8%, 8/01/20		2,135,000	2,140,338
Tenet Healthcare Corp., 4.5%, 4/01/21		755,000	739,900
Tenet Healthcare Corp., 8.125%, 4/01/22		665,000	666,663
Tenet Healthcare Corp., 6.75%, 6/15/23		655,000	605,875
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	888,800

			$17,870,630
Medical Equipment - 0.9%
Alere, Inc., 6.375%, 7/01/23 (n)		$833,000	$787,185
DJO Finco, Inc., 8.125%, 6/15/21 (n)		835,000	701,400
Hologic, Inc., 5.25%, 7/15/22 (n)		1,000,000	1,035,000
Medtronic, Inc., 3.5%, 3/15/25		437,000	448,694
Teleflex, Inc., 5.25%, 6/15/24		955,000	955,000
Zimmer Holdings, Inc., 4.25%, 8/15/35		274,000	253,566

			$4,180,845
Metals & Mining - 2.3%
Barrick North America Finance LLC, 5.75%, 5/01/43		$365,000	$254,281
Cameco Corp., 5.67%, 9/02/19	CAD	420,000	326,334
Century Aluminum Co., 7.5%, 6/01/21 (n)		$775,000	505,688
Commercial Metals Co., 4.875%, 5/15/23		828,000	688,275
Consol Energy, Inc., 5.875%, 4/15/22		1,010,000	652,713
Consol Energy, Inc., 8%, 4/01/23		770,000	515,900
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,191,000	553,815
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		810,000	364,500
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23		650,000	310,375
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	188,618
Glencore Finance (Europe) S.A., 1.25%, 3/17/21	EUR	500,000	394,061
GrafTech International Co., 6.375%, 11/15/20		$940,000	535,800
Hudbay Minerals, Inc., 9.5%, 10/01/20		1,190,000	731,850
Kinross Gold Corp., 5.95%, 3/15/24		572,000	354,640
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	386,750
Lundin Mining Corp., 7.875%, 11/01/22 (n)		445,000	359,338
Southern Copper Corp., 5.25%, 11/08/42		700,000	510,719
Southern Copper Corp., 5.875%, 4/23/45		753,000	578,288
Steel Dynamics, Inc., 5.125%, 10/01/21		435,000	405,638
Steel Dynamics, Inc., 5.25%, 4/15/23		195,000	176,963
Steel Dynamics, Inc., 5.5%, 10/01/24		435,000	392,588
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		375,000	212,813
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		585,000	331,988
Suncoke Energy, Inc., 7.625%, 8/01/19		130,000	123,825
TMS International Corp., 7.625%, 10/15/21 (n)		850,000	656,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	$321,611

			$10,833,996
Midstream - 4.0%
AmeriGas Finance LLC, 6.75%, 5/20/20		$1,550,000	$1,534,500
APT Pipelines Ltd., 5%, 3/23/35 (n)		542,000	497,196
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		1,060,000	792,350
Crestwood Midstream Partners LP, 6%, 12/15/20		625,000	396,094
Crestwood Midstream Partners LP, 6.125%, 3/01/22		565,000	340,413
Dominion Gas Holdings LLC, 2.8%, 11/15/20		415,000	421,852
Energy Transfer Equity LP, 7.5%, 10/15/20		1,815,000	1,597,200
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	480,565
Energy Transfer Partners LP, 5.15%, 3/15/45		541,000	370,558
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	266,670
Enterprise Products Operating LLC, 4.85%, 3/15/44		148,000	121,650
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	666,494
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,180,000	929,250
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32		2,394,000	2,247,602
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45		76,000	59,484
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		341,000	290,525
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		281,000	210,932
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	275,000	226,311
MPLX LP, 5.5%, 2/15/23 (n)		$810,000	673,126
MPLX LP, 4.5%, 7/15/23 (n)		761,000	595,916
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	491,000	310,344
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		$1,185,000	1,084,275
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,127,588
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		545,000	478,238
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25		1,209,000	1,039,740
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		580,000	423,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		495,000	311,850
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18		325,000	303,469
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19		775,000	651,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		260,000	201,500
Williams Cos., Inc., 3.7%, 1/15/23		600,000	391,827
Williams Partners LP, 4.875%, 3/15/24		240,000	179,953

			$19,221,872
Mortgage-Backed - 5.6%
Fannie Mae, 4%, 9/01/40 - 7/01/43		$702,120	$752,144
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		1,929,893	2,178,417
Fannie Mae, 4%, 11/01/41 - 2/01/45		2,949,492	3,156,402
Fannie Mae, 3.5%, 3/01/45		1,346,586	1,411,362
Fannie Mae, FRN, 0.464%, 5/25/18		6,016,948	5,974,375
Freddie Mac, 4%, 4/01/44		259,587	277,407
Freddie Mac, 3.5%, 9/01/45		5,932,854	6,206,751
Ginnie Mae, 3.5%, 12/20/45		6,475,001	6,840,246

			$26,797,104
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$377,000	$358,188

Network & Telecom - 1.8%
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	$519,012
Centurylink, Inc., 6.45%, 6/15/21		$970,000	945,149
Centurylink, Inc., 7.65%, 3/15/42		890,000	667,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Columbus International, Inc., 7.375%, 3/30/21 (n)		$200,000	$200,500
Frontier Communications Corp., 8.125%, 10/01/18		245,000	250,206
Frontier Communications Corp., 6.25%, 9/15/21		305,000	256,963
Frontier Communications Corp., 7.125%, 1/15/23		410,000	341,325
Frontier Communications Corp., 11%, 9/15/25 (n)		840,000	809,550
Frontier Communications Corp., 9%, 8/15/31		530,000	421,350
OTE PLC, 3.5%, 7/09/20	EUR	500,000	501,785
Telecom Italia Capital, 6%, 9/30/34		$320,000	286,400
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	170,000	237,244
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	480,647
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$900,000	877,500
Verizon Communications, Inc., 6.4%, 9/15/33		1,000,000	1,129,938
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	558,044

			$8,483,113
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/22		$1,620,000	$1,113,750
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,381,745	297,075
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		885,000	212,400
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		438,000	166,440
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		605,000	378,125

			$2,167,790
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$630,000	$598,500
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		880,000	842,600
Valero Energy Corp., 4.9%, 3/15/45		440,000	357,493

			$1,798,593
Other Banks & Diversified Financials - 2.3%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		$583,000	$545,105
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	500,000	534,860
Bancolombia S.A., 5.95%, 6/03/21		$1,094,000	1,133,329
Bankia S.A., 3.5%, 1/17/19	EUR	400,000	451,173
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	300,000	340,891
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)		$104,000	99,710
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,297,308
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		424,000	456,436
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	532,245
BPCE S.A., 4.5%, 3/15/25 (n)		302,000	288,216
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	400,000	442,808
Discover Bank, 7%, 4/15/20		$249,000	285,191
Discover Bank, 4.25%, 3/13/26		312,000	313,710
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,583,000	3,276,096
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)		220,000	203,500
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	393,662
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26 (z)		$430,000	422,481

			$11,016,721
Pharmaceuticals - 2.9%
AbbVie, Inc., 2.5%, 5/14/20		$607,000	$602,485
Actavis Funding SCS, 3.8%, 3/15/25		313,000	317,576
Actavis Funding SCS, 4.85%, 6/15/44		102,000	102,480
Allergan PLC, 1.875%, 10/01/17		700,000	699,871
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	360,000	391,773
Biogen, Inc., 5.2%, 9/15/45		$400,000	405,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Capsugel S.A., 7%, 5/15/19 (n)(p)		$310,000	$303,025
Celgene Corp., 2.875%, 8/15/20		600,000	604,897
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)		340,000	341,700
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)		1,440,000	1,503,000
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		275,000	271,596
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		618,000	651,793
Gilead Sciences, Inc., 2.35%, 2/01/20		67,000	67,625
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	565,920
Gilead Sciences, Inc., 4.75%, 3/01/46		292,000	297,878
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		690,000	658,950
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		275,000	244,750
Mylan, Inc., 2.6%, 6/24/18		1,000,000	988,819
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,725,000	1,699,125
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,003,000	977,925
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		245,000	216,213
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	520,734
VRX Escrow Corp., 5.875%, 5/15/23 (n)		1,455,000	1,302,225

			$13,735,536
Precious Metals & Minerals - 0.4%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,025,000	$853,313
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,540,000	1,289,750

			$2,143,063
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$32,204
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,295,000	1,306,331
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		870,000	889,575
TEGNA, Inc., 5.125%, 7/15/20		460,000	476,100
TEGNA, Inc., 4.875%, 9/15/21 (n)		420,000	422,100
TEGNA, Inc., 6.375%, 10/15/23		840,000	886,200

			$4,012,510
Railroad & Shipping - 0.1%
Canadian Pacific Railroad Co., 4.8%, 9/15/35		$500,000	$493,397

Real Estate - Apartment - 0.2%
Vonovia Finance B.V., FRN, 4.625%, 4/08/74	EUR	400,000	$433,320
Vonovia SE, 2.125%, 7/09/22	EUR	450,000	496,980

			$930,300
Real Estate - Healthcare - 0.5%
HCP, Inc., REIT, 3.4%, 2/01/25		$400,000	$376,284
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		760,000	786,600
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,273,825

			$2,436,709
Real Estate - Other - 0.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		$1,915,000	$1,972,450
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,130,000	1,128,588

			$3,101,038
Real Estate - Retail - 0.4%
DDR Corp., REIT, 3.625%, 2/01/25		$692,000	$660,987
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	347,108
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$900,000	1,107,576

			$2,115,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/45		$480,000	$484,911
YUM! Brands, Inc., 5.35%, 11/01/43		189,000	139,860

			$624,771
Retailers - 2.0%
Best Buy Co., Inc., 5.5%, 3/15/21		$1,175,000	$1,186,750
Bon Ton Stores, Inc., 8%, 6/15/21		190,000	73,150
Dollar General Corp., 4.125%, 7/15/17		831,000	858,231
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		630,000	562,275
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		1,350,000	1,422,563
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,039,787
Home Depot, Inc., 2.625%, 6/01/22		585,000	591,593
Home Depot, Inc., 4.875%, 2/15/44		378,000	413,031
L Brands, Inc., 6.875%, 11/01/35 (n)		152,000	157,130
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	455,384
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$1,120,000	840,000
Rite Aid Corp., 9.25%, 3/15/20		320,000	337,200
Rite Aid Corp., 6.75%, 6/15/21		265,000	280,238
Rite Aid Corp., 6.125%, 4/01/23 (n)		700,000	738,500
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		389,000	382,436
Sally Beauty Holdings, Inc., 5.625%, 12/01/25		310,000	320,075
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	155,496

			$9,813,839
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/21		$1,430,000	$1,419,275
Ecolab, Inc., 2.625%, 7/08/25	EUR	175,000	202,798
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		$540,000	438,750
Univar USA, Inc., 6.75%, 7/15/23 (n)		1,475,000	1,305,375

			$3,366,198
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$1,300,000	$1,309,750
Group 1 Automotive, Inc., 5%, 6/01/22		1,150,000	1,093,938
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		820,000	844,600

			$3,248,288
Supermarkets - 0.2%
Casino Guichard Perrachon S.A., 4.726%, 5/26/21	EUR	200,000	$217,257
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	421,000	337,049
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	190,749

			$745,055
Supranational - 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	405,000	$314,039
International Finance Corp., 3.25%, 7/22/19	AUD	585,000	424,935

			$738,974
Telecommunications - Wireless - 3.9%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	$690,493
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	725,489
American Tower Corp., REIT, 4%, 6/01/25		514,000	508,548
Crown Castle International Corp., 5.25%, 1/15/23		735,000	782,775
Digicel Group Ltd., 8.25%, 9/30/20 (n)		815,000	659,233
Digicel Group Ltd., 6%, 4/15/21 (n)		1,279,000	1,114,329
Digicel Group Ltd., 7.125%, 4/01/22 (n)		756,000	563,598

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 6.75%, 3/01/23 (n)		$1,138,000	$978,680
Digicel Group Ltd., 6.75%, 3/01/23		253,000	217,580
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	389,001
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	366,680
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	185,933
SBA Tower Trust, 2.898%, 10/15/44 (n)		439,000	440,135
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	797,088
Sprint Corp., 7.875%, 9/15/23		1,985,000	1,414,313
Sprint Corp., 7.125%, 6/15/24		1,230,000	830,250
Sprint Corp., 7%, 8/15/20		160,000	117,600
Sprint Nextel Corp., 9%, 11/15/18 (n)		470,000	479,400
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	706,125
T-Mobile USA, Inc., 6.125%, 1/15/22		145,000	147,538
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	409,050
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	407,344
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,704,313
T-Mobile USA, Inc., 6.633%, 4/28/21		540,000	558,225
T-Mobile USA, Inc., 6.5%, 1/15/26		800,000	800,000
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	237,150
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	300,000	317,678
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$795,000	781,088
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,635,000	1,554,264

			$18,883,900
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,459,000	$1,581,702
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)		390,000	393,900
Level 3 Financing, Inc., 5.375%, 5/01/25		1,170,000	1,177,313
TELUS Corp., 5.05%, 7/23/20	CAD	425,000	337,397

			$3,490,312
Tobacco - 0.6%
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)		$742,000	$761,461
Philip Morris International, Inc., 4.875%, 11/15/43		356,000	379,821
Reynolds American, Inc., 6.75%, 6/15/17		816,000	868,049
Reynolds American, Inc., 8.125%, 6/23/19		257,000	304,596
Reynolds American, Inc., 3.25%, 6/12/20		128,000	131,316
Reynolds American, Inc., 4%, 6/12/22		228,000	241,232
Reynolds American, Inc., 4.45%, 6/12/25		169,000	179,275
Reynolds American, Inc., 5.7%, 8/15/35		202,000	221,290

			$3,087,040
Transportation - Services - 1.2%
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	200,000	$311,710
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	389,025
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$995,000	786,050
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		946,000	752,070
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,270,000	457,200
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	723,450
Stagecoach Group PLC, 4%, 9/29/25	GBP	450,000	650,480
Stena AB, 7%, 2/01/24 (n)		$1,415,000	1,075,400
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	453,375
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	172,640
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21 (a)(d)		246,000	41,820

			$5,813,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 4.5%
Fannie Mae, 1.125%, 4/27/17		$10,877,000	$10,929,634
Freddie Mac, 0.875%, 2/22/17		10,902,000	10,919,410

			$21,849,044
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		$12,069,000	$13,090,617

Utilities - Electric Power - 2.9%
AES Gener S.A., 5%, 7/14/25 (n)		$674,000	$638,963
Calpine Corp., 5.5%, 2/01/24		920,000	805,000
CMS Energy Corp., 5.05%, 3/15/22		500,000	555,029
Covanta Holding Corp., 7.25%, 12/01/20		1,815,000	1,836,553
Covanta Holding Corp., 6.375%, 10/01/22		320,000	301,600
Covanta Holding Corp., 5.875%, 3/01/24		340,000	296,650
E.CL S.A., 4.5%, 1/29/25 (n)		609,000	596,556
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	337,940
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	205,306
EDP Finance B.V., 4.125%, 1/20/21	EUR	350,000	405,364
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	299,061
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		245,000	212,105
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	403,418
Enel S.p.A., 8.75% to 9/24/23, FRN to 9/24/73 (n)		$500,000	550,000
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/76	GBP	230,000	329,333
Greenko Dutch B.V., 8%, 8/01/19 (n)		$410,000	429,363
NRG Energy, Inc., 8.25%, 9/01/20		1,860,000	1,687,950
NRG Energy, Inc., 6.25%, 7/15/22		130,000	107,250
NRG Energy, Inc., 6.625%, 3/15/23		1,530,000	1,266,075
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	280,508
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	202,035
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	317,792
TerraForm Power Operating Co., 5.875%, 2/01/23 (n)		$744,000	593,340
Transelec S.A., 4.25%, 1/14/25 (n)		535,000	522,414
Waterford 3 Funding Corp., 8.09%, 1/02/17		654,102	653,592

			$13,833,197
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)		$387,000	$357,975
Total Bonds			$545,455,033

Floating Rate Loans (g)(r) - 1.9%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$584,532	$570,162

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$694,298	$686,314

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19		$454,809	$445,469

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21		$552,088	$547,257

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$582,144	$577,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$414,191	$408,841

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$810,129	$805,741

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$521,023	$404,054

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$362,333	$363,012

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$692,355	$690,710

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$702,857	$700,221

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$538,639	$531,232

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$328,597	$327,879

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/20	$1,237,162	$1,082,517

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$915,272	$858,449
Total Floating Rate Loans		$8,999,151

Common Stocks - 0.6%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$17,392

Special Products & Services - 0.6%
iShares iBoxx $ High Yield Corporate Bond ETF	40,200	$3,187,056
Total Common Stocks		$3,204,448

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	11,910,142	$11,910,142
Total Investments		$569,568,774

Other Assets, Less Liabilities - (18.6)%		(89,431,221)
Net Assets - 100.0%		$480,137,553

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $181,072,648, representing 37.7% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$32,874	$32,204
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.832%, 12/28/40	3/01/06	2,072,123	1,499,460
Chesapeake Funding LLC, “A”, FRN, 0.872%, 5/07/24	1/29/15	889,921	889,720
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	713,278	650,454
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/26	9/26/14	1,638,438	1,638,438
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25	1/29/03	9,949	28,685
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43	12/11/03	7	792
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26	1/08/16	430,000	422,481
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39	7/20/04	37,551	13,815
Petroleos Mexicanos, 6.375%, 2/04/21	1/28/16	10,000	10,135
Petroleos Mexicanos, 6.875%, 8/04/26	1/28/16	204,621	208,587
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	509,384	402,890
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	592,988	533,187
Total Restricted Securities			$6,330,848
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CHF	UBS AG	110,919	4/15/16	$111,519	$108,620	$2,899
BUY	EUR	Brown Brothers Harriman	419,096	4/15/16	454,303	454,908	605
BUY	EUR	Citibank N.A.	110,000	4/15/16	119,060	119,400	340
SELL	EUR	Deutsche Bank AG	9,002,755	3/17/16	9,949,394	9,763,644	185,750
SELL	EUR	Goldman Sachs International	15,982,959	4/15/16	17,359,667	17,348,729	10,938
SELL	GBP	BNP Paribas S.A.	5,372,241	4/15/16	7,758,940	7,656,155	102,785
SELL	JPY	Goldman Sachs International	11,852,733	4/15/16	100,000	98,092	1,908
SELL	JPY	UBS AG	522,109	4/15/16	4,449	4,321	128
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	2/05/16	93,123	93,857	734
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	4/15/16	1,831,497	1,804,749	26,748
SELL	NZD	Westpac Banking Corp.	73,000	4/15/16	47,405	47,071	334
BUY	SGD	Deutsche Bank AG	102,000	4/15/16	71,001	71,485	484
BUY	ZAR	UBS AG	1,099,000	4/15/16	64,824	68,223	3,399

							$337,052

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,224,733	4/15/16	$851,968	$863,832	$(11,864)
SELL	CAD	Merrill Lynch International	3,062,244	4/15/16	2,153,870	2,186,020	(32,150)
BUY	DKK	Credit Suisse Group	11,054	4/15/16	1,608	1,608	0
BUY	EUR	Goldman Sachs International	102,146	4/15/16	110,937	110,874	(63)
BUY	GBP	Goldman Sachs International	99,000	4/15/16	141,477	141,088	(389)
SELL	NOK	Goldman Sachs International	6,710	4/15/16	756	772	(16)
BUY	SEK	Goldman Sachs International	272	4/15/16	32	32	0

							$(44,482)

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro Bond 10 yr (Long)	EUR	10	$1,769,571	March - 2016	$65,845

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	462	$59,865,094	March - 2016	$(1,446,402)
U.S. Treasury Bond 30 yr (Short)	USD	5	805,156	March - 2016	(36,836)

					$(1,483,238)

At January 31, 2016, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $812,509 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,204,448	$—	$—	$3,204,448
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	34,939,661	—	34,939,661
Non-U.S. Sovereign Debt	—	59,825,062	—	59,825,062
U.S. Corporate Bonds	—	297,043,198	—	297,043,198
Residential Mortgage-Backed Securities	—	26,797,103	—	26,797,103
Commercial Mortgage-Backed Securities	—	15,717,236	—	15,717,236
Asset-Backed Securities (including CDOs)	—	6,968,708	—	6,968,708
Foreign Bonds	—	104,164,065	—	104,164,065
Floating Rate Loans	—	8,999,151	—	8,999,151
Mutual Funds	11,910,142	—	—	11,910,142
Total Investments	$15,114,590	$554,454,184	$—	$569,568,774

Other Financial Instruments
Futures Contracts	$(1,417,393)	$—	$—	$(1,417,393)
Forward Foreign Currency Exchange Contracts	—	292,570	—	292,570

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$270,914
Accrued discounts/premiums	6,110
Change in unrealized appreciation (depreciation)	(160,524)
Transfers out of level 3	(116,500)
Balance as of 1/31/16	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$621,100,858
Gross unrealized appreciation	8,407,716
Gross unrealized depreciation	(59,939,800)
Net unrealized appreciation (depreciation)	$(51,532,084)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,750,988	22,682,317	(35,523,163)	11,910,142

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,843	$11,910,142

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	64.8%
Mexico	3.7%
United Kingdom	2.9%
Canada	2.9%
Germany	2.3%
China	2.2%
Indonesia	2.2%
Luxembourg	1.8%
France	1.5%
Other Countries	15.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.